PIMCO Variable Insurance Trust

Supplement Dated February 14, 2020 to the Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus, each dated April 30, 2019, each as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Global Core Bond (Hedged) Portfolio (the “Portfolio”)

Effective April 30, 2020, the fourth sentence of the second paragraph of the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced by the following:

The Portfolio may invest in securities and instruments that are economically tied to emerging market countries in an amount up to 5% of its total assets above the level of those types of securities and instruments represented in the Bloomberg Barclays Global Aggregate (U.S. Dollar-Hedged) Index.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP1_021420

PIMCO Variable Insurance Trust

Supplement Dated February 14, 2020 to the PIMCO Global Core Bond (Hedged) Portfolio Administrative Class Prospectus, PIMCO Global Core Bond (Hedged) Portfolio Institutional Class Prospectus, and PIMCO Global Core Bond (Hedged) Portfolio Advisor Class Prospectus, each dated April 30, 2019, each as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Global Core Bond (Hedged) Portfolio (the “Portfolio”)

Effective April 30, 2020, the fourth sentence of the second paragraph of the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced by the following:

The Portfolio may invest in securities and instruments that are economically tied to emerging market countries in an amount up to 5% of its total assets above the level of those types of securities and instruments represented in the Bloomberg Barclays Global Aggregate (U.S. Dollar-Hedged) Index.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP2_021420

PIMCO Variable Insurance Trust

Supplement Dated February 14, 2020 to the Statement of Additional Information dated April 30, 2019, as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Global Core Bond (Hedged) Portfolio (the “Portfolio”)

Effective April 30, 2020, the sixth bullet point in the list following the fifth paragraph in the “Investment Objectives and Policies – Foreign Securities” section of the SAI is deleted in its entirety and replaced by the following:

•

The PIMCO Global Core Bond (Hedged) Portfolio may invest in securities and instruments that are economically tied to emerging market countries in an amount up to 5% of its total assets above the level of those types of securities and instruments represented in the Bloomberg Barclays Global Aggregate (U.S. Dollar-Hedged) Index.

•	The PIMCO Short-Term Portfolio may invest up to 5% of its total assets in securities and instruments that are economically tied to emerging market countries.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP3_021420